Equity accounted investments - Rand (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				R 5,621	R 4,039
Reversal of impairment				0	2	R 0
Balance at end of the year	R 7,594	R 5,621	R 4,039	7,594	5,621	4,039
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				691	397	239
Share of results of equity-accounted investee after tax1				287	400	345
Dividends received	(156)	(112)	(8)	(329)	(112)	0
Preference shares redeemed				0	(114)	(187)
Reversal of impairment				0	120	0
Balance at end of the year	R 649	R 691	R 397	R 649	R 691	R 397